DEBENTURES - Amortization schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
DEBENTURES
Non-current	R$ 798,887	R$ 1,397,951
2023
DEBENTURES
Non-current		599,390
2026
DEBENTURES
Non-current	R$ 798,887	R$ 798,561